Financial risk management - Credit risk - Aging of trade and other receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	$ 77.1	$ 23.7
Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	10.4	5.5
New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	9.4	6.3
Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	2.3	1.4
Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	55.0	10.2
Other
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0	$ 0.3
0-30 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	30.8
0-30 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	9.5
0-30 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	5.2
0-30 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.4
0-30 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	15.7
0-30 days | Other
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
31-60 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	1.4
31-60 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
31-60 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	1.3
31-60 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.1
31-60 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
31-60 days | Other
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
61-90 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.1
61-90 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
61-90 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
61-90 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.1
61-90 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
61-90 days | Other
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
91-120 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	3.0
91-120 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
91-120 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	2.9
91-120 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.1
91-120 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
91-120 days | Other
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
Over 120 days
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	41.8
Over 120 days | Rainy River
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.9
Over 120 days | New Afton
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	0.0
Over 120 days | Cerro San Pedro
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	1.6
Over 120 days | Corporate
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	39.3
Over 120 days | Other
AGING TRADE AND OTHER RECEIVABLES
Trade and other receivables	$ 0.0